UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2002

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California	May 14, 2002

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  766774

                                 Form 13F INFORMATION TABLE
                                          VALUE   QUANTITY  SH/ PUT/ INV   OTH VTG
NAME OF ISSUER        CLASS  CUSIP      (X$1000) OF SHARES  PRN CALL DSCRN MGR AUT
----------------      -----  --------    ------- --------   ---  --- ----- --- ----

3M Co.                COM    88579Y101   17,197   149,530   SH   NA  SOLE  NA  SOLE
Abbott Laboratories   COM    002824100   28,751   546,600   SH   NA  SOLE  NA  SOLE
Agilent               cOM    00846U101   20,877   597,169   SH   NA  SOLE  NA  SOLE
American Express      COM    025816109   22,533   550,120   SH   NA  SOLE  NA  SOLE
Baxter International  COM    071813109    8,732   146,700   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway 'B'COM    084670207   33,571    14,171   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway    COM    084670108      356         5   SH   NA  SOLE  NA  SOLE
Coca-Cola             COM    191216100   34,693   663,850   SH   NA  SOLE  NA  SOLE
Costco Cos. Inc Com   COM    22160Q102   27,006   678,200   SH   NA  SOLE  NA  SOLE
Dell Computers        COM    247025109   25,742   985,900   SH   NA  SOLE  NA  SOLE
Gannett Co.           COM    364730101   31,201   410,000   SH   NA  SOLE  NA  SOLE
Gillette              COM    375766102   36,265 1,066,300   SH   NA  SOLE  NA  SOLE
Goldman Sachs         COM    38141G104   30,189   334,500   SH   NA  SOLE  NA  SOLE
Hershey Foods         COM    427866108   39,404   574,900   SH   NA  SOLE  NA  SOLE
Hughes Electronics    COM    370442832   10,808   657,000   SH   NA  SOLE  NA  SOLE
Jefferson-pilot       COM    475070108   14,693   293,400   SH   NA  SOLE  NA  SOLE
Johnson & Johnson     COM    478160104   32,653   502,740   SH   NA  SOLE  NA  SOLE
Lincoln National      COM    534187109   14,884   293,400   SH   NA  SOLE  NA  SOLE
McDonald's Corp.      COM    580135101   31,413 1,132,000   SH   NA  SOLE  NA  SOLE
Merck & Co.           COM    589331107   29,450   511,460   SH   NA  SOLE  NA  SOLE
Morgan Stanley D.W.   COM    617446448   26,317   459,200   SH   NA  SOLE  NA  SOLE
N.Y. Times Co.        COM    650111107   16,402   342,700   SH   NA  SOLE  NA  SOLE
NIKE, Inc. 'B'        COM    654106103   38,520   641,900   SH   NA  SOLE  NA  SOLE
Omnicom Group         COM    681919106   23,081   244,500   SH   NA  SOLE  NA  SOLE
PepsiCo, Inc.         COM    713448108   40,494   786,300   SH   NA  SOLE  NA  SOLE
Pfizer, Inc.          COM    717081103   19,850   499,500   SH   NA  SOLE  NA  SOLE
Sysco Corp.           COM    931142103   15,310   513,400   SH   NA  SOLE  NA  SOLE
Wal-Mart Stores	      COM    931142103   31,245   509,700   SH   NA  SOLE  NA  SOLE
Wrigley (Wm.) Jr.     COM    982526105   44,532   835,340   SH   NA  SOLE  NA  SOLE
